Income Taxes (Effective Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Statutory federal rate	35.00%	35.00%	35.00%
State and local taxes, net of federal tax benefit	2.50%	7.00%	(0.50%)
Taxes on foreign income, including translation	141.40%	(6.50%)	(9.80%)
Audit settlements, statute expirations and amended returns	8.20%	17.30%	(1.30%)
Venezuela devaluation and highly inflationary accounting	168.10%	27.40%	16.50%
FCPA accrual	0.00%	(7.10%)	11.20%
China goodwill impairment	0.00%	0.00%	4.90%
Reserves for uncertain tax positions	(173.50%)	0.00%	0.00%
Net change in valuation allowances	3395.60%	193.90%	18.40%
Blocked income	29.30%	3.50%	2.30%
Effective Income Tax Rate Reconciliation, Royalties, Percent	11.90%	1.20%	0.90%
Effective Income Tax Rate Reconciliation, Nondeductible Expense, Research and Development, Percent	(8.90%)	(1.00%)	(0.50%)
Other	(7.90%)	0.80%	(1.40%)
Effective tax rate	3601.70%	271.50%	75.70%